Advances to suppliers net (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2020	Sep. 30, 2023	Sep. 30, 2022
Advances to suppliers net
Frame work Agreement	4 years
Allowance for doubtful debts relating to advances to suppliers		$ 3,176	$ 3,258